Prepaid expenses and other current assets (Tables)	12 Months Ended
Mar. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

	As of March 31,
	2019	2020
	(Amounts in thousands of RMB)
Value added tax recoverable	9,527	17,299
Prepaid rent	4,815	6,753
Advances to employees	7,319	3,851
Interest receivable	-	3,795
Receivable from KOLs	5,436	919
Others	5,872	4,695
Total	32,969	37,312